STOCKHOLDERS' EQUITY / NET PARENT INVESTMENT (Narrative) (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Jan. 01, 2025 USD ($) shares	Oct. 24, 2024 USD ($)	Apr. 30, 2024 USD ($) $ / shares shares	Apr. 07, 2024 USD ($) $ / shares shares	Nov. 30, 2023 $ / shares shares	Sep. 12, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) Item $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Preferred stock, shares authorized | shares						1,000,000,000
Preferred stock, par value | $ / shares						$ 0.00001
Repurchase amount of stock							$ 165,000	$ 100,000	$ 0
Cash contributions							6,387	5,807	$ 0
Accumulated other comprehensive loss							(2,548)	(332)
Acquired Businesses Activity [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Noncontrolling Interest in Net Income (Loss) Other Noncontrolling Interests, Nonredeemable							$ 1,424,300	$ 1,600,700
Not Having Rights to the Acquired Businesses Activity [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Noncontrolling Interest in Net Income (Loss) Other Noncontrolling Interests, Nonredeemable						$ 1,552,100
Accumulated other comprehensive loss						$ 67,800
Common Class A [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Common stock, shares authorized | shares						5,000,000,000	5,000,000,000	5,000,000,000
Common stock, par value | $ / shares						$ 0.00001	$ 0.00001	$ 0.00001
Common stock, number of votes per share | Item							1
Common stock, shares issued | shares							81,203,161	82,292,902
Share repurchase program authorized amount		$ 2,000,000
Share repurchase program quarterly distributions to be made		$ 75,000
Common Class A [Member] | Secondary Offering [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Shares issued | shares							0
Price per share | $ / shares							$ 76.41
Value of shares issued							$ 0
Shares repurchased | shares							1,308,729
Repurchase amount of stock							$ 100,000
Common Class B [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Common stock, shares authorized | shares						5,000,000,000	5,000,000,000	5,000,000,000
Common stock, par value | $ / shares						$ 0.00001	$ 0.00001	$ 0.00001
Common stock, number of votes per share | Item							1
Common stock, shares issued | shares							89,616,891	89,616,891
EGH [Member] | Common Class A [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Shares repurchased | shares	1,897,650
Repurchase amount of stock	$ 300,900
EGH [Member] | Common Class B [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Common stock, shares issued | shares						89,616,891
WWE [Member] | Common Class A [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Common stock, par value | $ / shares							$ 0.01
Common stock, shares issued | shares						83,161,123
WWE and EGH [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Repurchase amount of stock							$ 125,500
WWE and EGH [Member] | Common Class A [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Price per share | $ / shares							$ 145.32
Shares repurchased | shares							863,847
Vincent K McMahon [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Cash contributions							$ 6,400	$ 5,800
Non-cash capital contributions							$ 1,500	9,000
Vincent K McMahon [Member] | Common Class A [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Price per share | $ / shares			$ 89.01	$ 89.01
Shares repurchased | shares			1,642,970	1,853,724
Repurchase amount of stock			$ 146,200	$ 165,000
Vincent K McMahon [Member] | Common Class A [Member] | Secondary Offering [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Shares issued | shares					8,400,000
Price per share | $ / shares					$ 79.8
Revolving Credit Facility [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Borrowings from line of credit				$ 150,000				$ 100,000
TKO OpCo [Member] | EGH [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Variable interest entity owned							52.50%
Variable Interest Entity, Primary Beneficiary [Member] | TKO OpCo [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Variable interest entity owned							47.50%
TKO Group Holdings, Inc. [Member] | EGH and Its Subsidiaries [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Company's ownership interest percentage							53.90%